Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-II
Statement to Securityholders
Determination Date: November 12, 2019

Payment Date	11/15/2019
Collection Period Start	10/1/2019
Collection Period End	10/31/2019
Interest Period Start	10/15/2019
Interest Period End	11/14/2019

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$199,612,800.65	$43,944,046.94	$155,668,753.71	0.534944	Sep-20
Class A-2 Notes	$494,000,000.00	$—	$494,000,000.00	1.000000	Sep-22
Class A-3 Notes	$459,000,000.00	$—	$459,000,000.00	1.000000	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$1,319,358,800.65	$43,944,046.94	$1,275,414,753.71

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,322,885,666.73	$1,278,941,619.79	0.906571
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$1,322,885,666.73	$1,278,941,619.79
Overcollaterization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$199,612,800.65	2.13163%	ACT/360	$366,403.32
Class A-2 Notes	$494,000,000.00	2.06000%	30/360	$848,033.33
Class A-3 Notes	$459,000,000.00	1.92000%	30/360	$734,400.00
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$1,319,358,800.65			$2,236,824.81

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,322,885,666.73	$1,278,941,619.79
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,322,885,666.73	$1,278,941,619.79
Number of Receivable Outstanding	70,110	68,999
Weight Average Contract Rate	4.67%	4.66%
Weighted Average Remaining Term (months)	57	56

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$5,117,410.16
Principal Collections	$43,723,440.86
Liquidation Proceeds	$58,569.14
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$48,899,420.16
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$48,899,420.16

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,102,404.72	$1,102,404.72	$—	$—	$47,797,015.44
Interest - Class A-1 Notes	$366,403.32	$366,403.32	$—	$—	$47,430,612.12
Interest - Class A-2 Notes	$848,033.33	$848,033.33	$—	$—	$46,582,578.79
Interest - Class A-3 Notes	$734,400.00	$734,400.00	$—	$—	$45,848,178.79
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$45,644,956.19
First Allocation of Principal	$—	$—	$—	$—	$45,644,956.19
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$45,619,561.79
Second Allocation of Principal	$12,201,180.86	$12,201,180.86	$—	$—	$33,418,380.93
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$33,390,635.20
Third Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$19,282,635.20
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$19,251,009.77
Fourth Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$5,143,009.77
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,143,009.77
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$1,616,143.69
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,616,143.69
Remaining Funds to Certificates	$1,616,143.69	$1,616,143.69	$—	$—	$—
Total	$48,899,420.16	$48,899,420.16	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,322,885,666.73	$1,278,941,619.79
Note Balance	$1,319,358,800.65	$1,275,414,753.71
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	27	$220,606.08
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	19	$58,569.14
Monthly Net Losses (Liquidation Proceeds)			$162,036.94
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			0.12%
Current Collection Period			0.15%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$303,207.84
Cumulative Net Loss Ratio			0.02%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.14%	89	$1,764,664.77
60-89 Days Delinquent	0.02%	11	$199,915.16
90-119 Days Delinquent	0.00%	0	$—
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.15%	100	$1,964,579.93

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	6	$128,742.05
Total Repossessed Inventory	8	$165,593.21

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	11	$199,915.16
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		N/A
Second Preceding Collection Period		N/A
Preceding Collection Period		0.01%
Current Collection Period		0.02%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No